SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Treasury Stock (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares
Treasury stock, shares	2,330,620	2,330,620	1,997,620	1,485,862
Repurchase of treasury stock value	¥ 40,859	$ 6,412	¥ 34,972	¥ 22,991
Treasury Stock, Common [Member]
Treasury stock, shares	333,000	333,000	511,758
Repurchase of treasury stock value | ¥	¥ 5,887		¥ 11,981